Schedule of Investments

May 31, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–84.85%(b)(c)
Aerospace & Defense–2.64%
Brown Group Holding LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	3.51%	06/07/2028		$426	$ 406,232
Castlelake Aviation Ltd., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.58%	10/25/2026		619	596,225
CEP IV Investment 16 S.a.r.l. (ADB Safegate) (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	10/03/2024	EUR	53	53,170
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	4.51%	04/08/2026		633	602,370
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	4.51%	04/08/2026		340	323,855
Gogo Intermediate Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.99%	04/30/2028		113	109,164
Greenrock Finance, Inc.
Delayed Draw Term Loan B(d)	0.00%	04/12/2029		113	108,849
Term Loan B(e)	-	04/12/2029		244	235,840
KKR Apple Bidco LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.06%	09/22/2028		582	558,805
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	6.81%	09/21/2029		78	76,704
Peraton Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.59%	02/01/2029		470	452,960
Propulsion (BC) Finco S.a.r.l. (Spain), Term Loan B(e)(f)	-	02/10/2029		132	128,520
Spirit AeroSystems, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.81%	01/15/2025		273	266,728
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	3.31%	05/30/2025		458	446,770
Term Loan F (1 mo. USD LIBOR + 2.25%)	3.31%	12/09/2025		363	354,024
					4,720,216

Air Transport–2.47%
AAdvantage Loyalty IP Ltd., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.81%	04/20/2028		1,297	1,296,489
Air Canada (Canada), Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	08/11/2028		426	416,353
American Airlines, Inc., Term Loan (3 mo. USD LIBOR + 1.75%)	2.77%	06/27/2025		454	418,106
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	06/21/2027		752	765,326
SkyMiles IP Ltd., Term Loan (3 mo. USD LIBOR + 3.75%)	4.81%	10/20/2027		409	414,832
United Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.71%	04/21/2028		751	733,997
WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	5.00%	12/11/2026		390	364,915
					4,410,018

Automotive–1.76%
Adient PLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.31%	04/10/2028		327	309,404
Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.35%	04/06/2028		644	613,544
BCA Marketplace (United Kingdom)
Second Lien Term Loan B (1 mo. SONIA + 7.50%)	8.44%	07/30/2029	GBP	185	218,878
Term Loan B (6 mo. SONIA + 4.75%)	5.44%	06/30/2028	GBP	71	82,523
DexKo Global, Inc.
Delayed Draw Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	09/30/2028	EUR	4	4,457
Delayed Draw Term Loan(d)	0.00%	06/16/2022		9	8,886
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/04/2028	EUR	82	82,925
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/04/2028	EUR	43	43,123
Driven Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)(f)	3.52%	11/20/2028		163	157,554
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.51%	11/09/2027		741	695,521
Mavis Tire Express Services TopCo L.P., Term Loan B (1 mo. USD LIBOR + 4.00%)	5.00%	05/01/2028		971	933,501
					3,150,316

Beverage & Tobacco–1.13%
AI Aqua Merger Sub, Inc.
Delayed Draw Term Loan(e)	-	06/18/2028		64	61,012
Term Loan B (Term SOFR + 3.75%)	4.54%	07/31/2028		885	844,074
Arctic Glacier U.S.A., Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.51%	03/20/2024		130	113,532
City Brewing Co. LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.47%	03/31/2028		385	359,509

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Beverage & Tobacco–(continued)
Naked Juice LLC, Term Loan B(e)	-	01/19/2029		$359	$ 352,215
Waterlogic Holdings Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 4.75%)	5.76%	08/17/2028		291	285,843
					2,016,185

Brokers, Dealers & Investment Houses–0.15%
AqGen Island Intermediate Holdings, Inc.
First Lien Term Loan B (2 mo. USD LIBOR + 3.50%)	4.56%	08/02/2028		183	175,749
Second Lien Term Loan B (3 mo. USD LIBOR + 6.50%)	7.50%	08/05/2029		7	6,826
Zebra Buyer LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.31%	04/22/2028		80	78,033
					260,608

Building & Development–1.55%
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (3 mo. USD LIBOR + 2.50%)	3.63%	08/27/2025		47	44,659
Chariot Buyer LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.51%	11/03/2028		411	388,411
Icebox Holdco III, Inc.
Delayed Draw Term Loan(d)	0.00%	12/22/2028		60	56,841
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.76%	12/21/2029		105	100,324
Term Loan B (3 mo. USD LIBOR + 3.75%)	4.76%	12/22/2028		288	274,731
LBM Holdings LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.81%	12/17/2027		27	24,911
LHS Borrow LLC (Leaf Home Solutions), Term Loan B (Term SOFR + 4.75%)(f)	5.88%	02/16/2029		460	400,413
Mayfair Mall LLC, Term Loan(e)(f)	-	04/20/2023		226	206,994
Modulaire (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	10/08/2028	EUR	84	85,388
Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. USD LIBOR + 4.50%)	6.11%	04/29/2029		430	394,875
Quikrete Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 2.63%)	3.68%	02/01/2027		269	258,320
Term Loan B (3 mo. USD LIBOR + 3.00%)	4.06%	06/11/2028		258	249,032
TAMKO Building Products LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.06%	05/29/2026		290	280,649
					2,765,548

Business Equipment & Services–9.16%
Aegion Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)(f)	5.64%	05/17/2028		175	168,552
Allied Universal Holdco LLC
Term Loan (1 mo. USD LIBOR + 3.75%)	4.81%	05/12/2028		248	235,241
Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	05/12/2028	EUR	244	241,016
Atlas CC Acquisition Corp.
Term Loan B (3 mo. USD LIBOR + 4.25%)	5.82%	05/25/2028		144	138,066
Term Loan C (3 mo. USD LIBOR + 4.25%)	5.82%	05/25/2028		29	28,081
Blucora, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	5.01%	05/22/2024		383	377,395
Camelot Finance L.P.
Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	4.06%	10/30/2026		492	477,719
Term Loan (1 mo. USD LIBOR + 3.00%)	4.06%	10/30/2026		327	316,130
Change Healthcare Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.56%	03/01/2024		254	250,716
Checkout Holding Corp., Term Loan PIK Term Loan 9.50% PIK Rate, 1.87% Cash Rate (Acquired 02/15/2019-05/15/2019; Cost $648,795)(g)(h)	9.50%	02/15/2023		659	576,929
Cimpress USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.56%	05/17/2028		371	354,028
Ciox, Term Loan (1 mo. USD LIBOR + 4.25%)	5.31%	12/16/2025		42	40,641
Constant Contact
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.51%	02/15/2029		278	271,833
Term Loan B (1 mo. USD LIBOR + 4.00%)	5.01%	02/10/2028		576	551,511
Creation Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 5.50%)(f)	6.46%	10/05/2028		272	256,790
Dakota Holding Corp.
First Lien Term Loan (Term SOFR+ 3.75%)	4.78%	04/09/2027		125	120,745
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.81%	04/07/2028		377	369,640
Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	04/09/2027	EUR	57	59,437
Dun & Bradstreet Corp. (The)
Incremental Term Loan B (Term SOFR + 3.25%)	4.23%	01/18/2029		143	138,469
Term Loan (1 mo. USD LIBOR + 3.25%)	4.27%	02/06/2026		663	645,078
EP Purchaser LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.51%	11/06/2028		105	102,197

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Garda World Security Corp. (Canada)
Incremental Term Loan (Term SOFR + 4.25%)	5.21%	02/11/2029		$328	$ 308,757
Term Loan (1 mo. USD LIBOR + 4.25%)	5.26%	10/30/2026		623	587,005
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.06%	05/12/2028		974	926,615
Grandir (France)
Delayed Draw Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	10/21/2028	EUR	13	13,248
Term Loan B-1(e)	-	10/21/2028	EUR	76	79,486
I-Logic Tech Bidco Ltd. (United Kingdom), First Lien Term Loan B(e)	-	02/16/2028	EUR	49	50,245
I-Logic Technologies Bidco Ltd. (United Kingdom), Term Loan (Term SOFR + 4.00%)	5.08%	02/16/2028		169	164,038
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 4.75%)	5.81%	06/23/2024	GBP	802	955,003
ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan B (1 mo. USD LIBOR + 4.75%)	5.81%	03/31/2028		553	531,940
iQor US, Inc.
Term Loan (1 mo. USD LIBOR + 7.50%)	8.56%	11/19/2024		482	481,680
Term Loan (1 mo. USD LIBOR + 7.50%)	8.56%	11/20/2025		786	666,203
Karman Buyer Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	5.56%	10/28/2027		236	220,316
Monitronics International, Inc.
Term Loan (1 mo. USD LIBOR + 7.50%)	8.75%	03/29/2024		1,398	919,372
Term Loan (1 mo. USD LIBOR + 6.00%)	7.50%	07/03/2024		69	68,746
Orchid Merger Sub II LLC, Term Loan B (Term SOFR + 4.75%)(f)	6.12%	07/27/2027		580	568,341
Polygon AB (Sweden), Delayed Draw Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	09/29/2028	EUR	6	6,602
Prime Security Services Borrower LLC, Term Loan B-1(e)	-	09/23/2026		150	146,625
Skillsoft Corp., Term Loan B (Term SOFR + 4.75%)	6.19%	07/14/2028		534	513,918
Solera, Term Loan B (1 mo. SONIA + 5.25%)	6.19%	06/05/2028	GBP	96	115,246
Spin Holdco, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/04/2028		1,308	1,250,947
Tempo Acquisition LLC, Term Loan B (Term SOFR + 3.00%)	4.03%	08/31/2028		9	8,867
Thevelia (US) LLC, First Lien Term Loan B(e)	-	02/10/2029		263	253,167
Trans Union LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.25%)	3.31%	11/30/2028		492	481,150
Verra Mobility Corp.
Incremental Term Loan B (1 mo. USD LIBOR + 3.25%)	3.47%	03/26/2028		114	111,418
Term Loan B (1 mo. USD LIBOR + 3.25%)	3.60%	03/19/2028		557	543,822
Virtusa Corp.
Incremental Term Loan B (1 mo. SOFR + 3.75%)	4.88%	02/08/2029		304	289,327
Term Loan (1 mo. USD LIBOR + 3.75%)	4.81%	02/11/2028		169	160,925
WebHelp (France), Term Loan B (1 mo. USD LIBOR + 4.00%)	4.25%	08/04/2028		242	238,878
					16,382,101

Cable & Satellite Television–3.98%
Altice Financing S.A. (Luxembourg)
Term Loan (3 mo. USD LIBOR + 2.75%)	3.79%	07/15/2025		723	691,232
Term Loan (3 mo. USD LIBOR + 2.75%)	3.79%	01/31/2026		695	661,883
CSC Holdings LLC, Incremental Term Loan (3 mo. USD LIBOR + 2.25%)	3.12%	01/15/2026		41	39,115
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	5.41%	08/14/2026		567	536,135
Term Loan B-11 (3 mo. USD LIBOR + 2.75%)	3.99%	07/31/2025		32	29,975
Term Loan B-12 (3 mo. USD LIBOR + 3.69%)	4.73%	01/31/2026		856	804,789
Telenet - LG, Term Loan AR (6 mo. USD LIBOR+ 2.00%)	2.87%	04/30/2028		610	589,477
UPC - LG
Term Loan AT (1 mo. USD LIBOR + 2.25%)	3.12%	04/30/2028		99	95,377
Term Loan AX (1 mo. USD LIBOR + 3.00%)	3.87%	01/31/2029		1,129	1,095,860
Virgin Media 02 - LG (United Kingdom)
Term Loan N (1 mo. USD LIBOR + 2.50%)	3.37%	01/31/2028		722	705,757
Term Loan Q (1 mo. USD LIBOR + 3.25%)	4.12%	01/31/2029		788	775,103
Vodafone Ziggo - LG, Term Loan I (1 mo. USD LIBOR + 2.50%)	3.37%	04/30/2028		1,119	1,090,237
					7,114,940

Chemicals & Plastics–3.15%
AkzoNoble Chemicals, Term Loan (3 mo. USD LIBOR + 3.00%)	4.01%	10/01/2025		264	256,384
Aruba Investments, Inc.
First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	11/24/2027	EUR	69	70,872
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.72%	11/24/2028		260	255,005

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Ascend Performance Materials Operations LLC, Term Loan (1 mo. USD LIBOR + 4.75%)	5.50%	08/27/2026		$289	$ 286,433
BASF Construction Chemicals (Germany), Term Loan B-3 (1 mo. USD LIBOR + 3.50%)(f)	4.51%	09/29/2027		687	666,121
BCPE Max Dutch Bidco B.V. (Netherlands), Term Loan B(e)	-	10/31/2025	EUR	44	43,242
Caldic B.V. (Netherlands), Term Loan B (6 mo. SOFR + 4.00%)	4.67%	02/04/2029		133	128,040
Charter NEX US, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.81%	12/01/2027		296	286,526
Colouroz Investment LLC (Germany)
PIK First Lien Term Loan B-2, 0.75% PIK Rate, 5.25% Cash Rate(g)	0.75%	09/21/2023		266	244,938
PIK First Lien Term Loan C, 0.75% PIK Rate, 5.25% Cash Rate(g)	0.75%	09/21/2023		40	37,049
PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 5.25% Cash Rate(g)	5.75%	09/21/2024		9	7,986
Eastman Tire Additives, Term Loan B (1 mo. USD LIBOR + 5.25%)(f)	6.31%	11/01/2028		268	255,405
Fusion, Term Loan B(e)(f)	-	02/01/2029		170	160,961
Gemini HDPE LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	4.24%	12/31/2027		229	224,331
ICP Group Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.76%	12/29/2027		408	377,744
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.76%	12/29/2028		58	53,372
Kraton Corp., Term Loan (3 mo. Term SOFR + 5.25%)(f)	3.99%	11/18/2028		67	65,618
Oxea Corp., Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.13%	10/14/2024		227	222,107
Perstorp Holding AB (Sweden), Term Loan B (3 mo. USD LIBOR + 4.75%)	6.25%	02/27/2026		372	367,745
Potters Industries LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.01%	12/14/2027		110	107,609
PQ Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.74%	06/09/2028		223	216,679
Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.04%	11/03/2025		698	668,101
Tronox Finance LLC, Incremental Term Loan B (Term SOFR + 3.25%)	3.37%	03/03/2029		319	311,699
W.R. Grace & Co., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.81%	09/22/2028		333	325,671
					5,639,638

Clothing & Textiles–0.74%
ABG Intermediate Holdings 2 LLC
Second Lien Term Loan (Term SOFR + 6.00%)	6.80%	12/20/2029		141	135,480
Term Loan B-1 (3 mo. SOFR + 3.50%)	4.00%	12/21/2028		795	764,446
BK LC Lux SPV S.a.r.l., Term Loan B (1 mo. USD LIBOR + 3.25%)	5.10%	04/28/2028		388	366,823
Mascot Bidco OYJ (Finland), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	03/30/2026	EUR	64	66,420
					1,333,169

Conglomerates–0.41%
19th Holdings Golf LLC, Term Loan B (Term SOFR + 3.25%)(f)	4.15%	01/27/2029		51	48,528
APi Group DE, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	3.81%	01/03/2029		172	168,657
CeramTec (Germany), Term Loan B(e)	-	01/19/2029	EUR	80	81,837
Safe Fleet Holdings LLC, Term Loan B (3 mo. Term SOFR + 3.75%)(f)	4.77%	02/17/2029		453	434,464
					733,486

Containers & Glass Products–1.98%
Berlin Packaging LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	4.76%	03/11/2028		333	317,881
Brook & Whittle Holding Corp.
Delayed Draw Term Loan (1 mo. USD LIBOR + 4.00%)	4.00%	12/14/2028		53	50,789
Term Loan B (1 mo. USD LIBOR + 4.00%)	5.18%	12/14/2028		239	230,592
Hoffmaster Group, Inc., First Lien Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	5.01%	11/21/2023		740	695,185
Keter Group B.V. (Netherlands), Term Loan B-5 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR	109	109,619
LABL, Inc.
Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	10/29/2028	EUR	177	182,867
Term Loan B (1 mo. USD LIBOR + 5.00%)	6.06%	10/29/2028		791	747,208
Logoplaste (Portugal), Term Loan B (1 mo. USD LIBOR + 4.25%)	5.26%	07/07/2028		169	164,282
Mold-Rite Plastics LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(f)	5.22%	10/04/2028		282	271,186
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(f)	8.47%	10/04/2029		81	71,673
Pretium Packaging
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.80%	10/02/2028		263	245,695
Second Lien Term Loan B (1 mo. USD LIBOR + 6.75%)	7.55%	10/01/2029		66	58,719

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Containers & Glass Products–(continued)
Refresco Group N.V. (Netherlands)
Term Loan B(e)	-	05/05/2029		$354	$ 343,124
Term Loan B(e)	-	05/05/2029	GBP	37	44,876
					3,533,696

Cosmetics & Toiletries–0.99%
Bausch and Lomb, Inc., Term Loan (e)	-	05/05/2027		847	817,465
Coty, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	3.09%	04/05/2025		273	260,475
Parfums Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.06%	06/30/2024		347	335,054
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	06/29/2028	EUR	261	273,038
Wella, Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	01/27/2029	EUR	76	76,278
					1,762,310

Drugs–0.07%
Endo LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	6.06%	03/27/2028		27	20,722
Grifols Worldwide Operations USA, Inc., Term Loan B (3 mo. USD LIBOR + 2.00%)	3.06%	11/15/2027		118	114,105
					134,827

Ecological Services & Equipment–0.55%
Anticimex (Sweden)
Incremental Term Loan B (3 mo. USD LIBOR + 4.00%)(f)	5.60%	11/16/2028		145	140,776
Term Loan B (1 mo. USD LIBOR + 3.50%)	5.10%	11/16/2028		339	325,084
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.76%	05/11/2025		88	83,984
OGF (France), Term Loan B-2 (3 mo. EURIBOR + 4.75%)	4.75%	12/31/2025	EUR	58	56,631
Patriot Container Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	03/20/2025		124	112,830
TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 8.50%)(f)	9.56%	11/02/2028		277	270,220
					989,525

Electronics & Electrical–10.66%
Altar BidCo, Inc.
First Lien Term Loan (Term SOFR + 3.35%)	4.12%	02/01/2029		107	102,817
Second Lien Term Loan (Term SOFR + 5.60%)	6.34%	02/01/2030		71	67,675
AppLovin Corp., Term Loan B (1 mo. USD LIBOR + 3.00%)	4.06%	10/25/2028		572	556,893
Barracuda Networks, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.73%	02/12/2025		25	24,533
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.99%	10/30/2028		29	29,470
Boxer Parent Co., Inc., Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/02/2025	EUR	7	7,425
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.06%	04/18/2025		429	418,865
CommerceHub, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	5.01%	01/01/2028		288	266,269
CommScope, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.31%	04/06/2026		208	197,998
Cornerstone OnDemand, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.81%	10/16/2028		104	98,616
Delta Topco, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/01/2027		714	673,835
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.00%	12/01/2028		114	108,652
Devoteam (Castillon S.A.S. - Bidco) (France), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	12/09/2027	EUR	100	106,128
Diebold Nixdorf, Inc., Term Loan B (3 mo. USD LIBOR + 2.75%)	3.63%	11/06/2023		350	297,357
Digi International, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	5.50%	11/01/2028		294	288,245
E2Open LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.83%	02/04/2028		604	587,147
Entegris, Inc., Term Loan B(e)	-	03/02/2029		459	453,574
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.06%	05/06/2026		330	317,717
EverCommerce, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.31%	07/01/2028		192	186,558
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.74%	06/13/2024		501	473,932
Forcepoint, Term Loan (1 mo. USD LIBOR + 4.50%)	5.74%	01/07/2028		323	311,769
Hyland Software, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.56%	07/01/2024		336	328,963
Second Lien Term Loan (1 mo. USD LIBOR + 6.25%)	7.31%	07/07/2025		6	5,544
Imperva, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	9.21%	01/11/2027		73	72,325
Term Loan (3 mo. USD LIBOR + 4.00%)	5.40%	01/10/2026		77	72,955

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Infinite Electronics
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.06%	03/02/2029		$81	$ 79,747
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.31%	03/02/2028		112	107,675
Informatica Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	3.81%	10/15/2028		39	37,973
Internap Corp., Second Lien Term Loan(e)(f)	-	05/08/2025		1,091	545,346
ION Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.88%	03/11/2028		61	58,359
KeyLoop (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	03/01/2028	EUR	57	59,100
LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	5.68%	08/28/2027		786	681,604
Mavenir Systems, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)(f)	6.21%	08/13/2028		292	286,967
Maverick Bidco, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(f)	7.99%	05/18/2029		20	19,215
McAfee Enterprise
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.48%	07/27/2029		246	228,610
Term Loan B (1 mo. USD LIBOR + 5.00%)	6.23%	07/27/2028		812	748,537
McAfee LLC, First Lien Term Loan B (1 mo. SOFR + 4.00%)	4.84%	03/01/2029		1,177	1,120,749
Mediaocean LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.56%	12/15/2028		178	170,970
Mirion Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	10/20/2028		268	258,355
Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 6.25%) (Acquired 04/16/2020-02/01/2022; Cost $663,135)(h)	7.74%	04/29/2026		744	714,511
NCR Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.74%	08/28/2026		241	232,082
Oberthur Tech (France), Term Loan B-4 (3 mo. EURIBOR + 4.50%)	4.50%	01/10/2026	EUR	61	64,457
Oberthur Technologies of America Corp., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.51%	01/09/2026		504	485,975
Optiv, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.33%	02/01/2024		1,277	1,240,712
Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.31%	01/02/2025		401	390,857
Project Leopard Holdings, Inc.
Incremental Term Loan (3 mo. USD LIBOR + 4.50%)	5.75%	07/05/2024		478	475,739
Term Loan(e)	-	07/05/2024		34	34,223
Quest Software US Holdings, Inc.
Second Lien Term Loan (Term SOFR + 7.50%)	8.72%	01/20/2030		47	44,078
Term Loan B (3 mo. SOFR + 4.25%)	4.75%	01/19/2029		1,051	973,833
RealPage, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.31%	04/24/2028		503	483,874
Renaissance Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	8.06%	05/29/2026		72	70,639
Riverbed Technology, Inc., PIK Term Loan, 2.00% PIK Rate, 7.00% Cash Rate(g)	7.00%	12/08/2026		1,083	776,893
Sandvine Corp.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	5.56%	10/31/2025		221	217,998
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	9.06%	11/02/2026		76	74,871
SonicWall U.S. Holdings, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	9.01%	05/18/2026		97	93,366
Term Loan (1 mo. USD LIBOR + 3.75%)	5.26%	05/16/2025		382	369,352
Sophos (Surf Holdings LLC) (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	4.11%	03/05/2027		156	151,262
Ultimate Software Group, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	4.76%	05/04/2026		573	559,145
Second Lien Term Loan (1 mo. USD LIBOR + 5.25%)	6.21%	05/03/2027		53	51,545
Term Loan (1 mo. USD LIBOR + 3.25%)	4.21%	05/04/2026		57	55,299
UST Holdings Ltd., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.71%	10/15/2028		233	223,370
Veritas US, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	6.01%	09/01/2025		903	783,709
WebPros, Term Loan (1 mo. USD LIBOR + 5.25%)	5.75%	02/18/2027		38	37,873
					19,064,132

Financial Intermediaries–0.77%
Edelman Financial Center LLC (The)
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	4.56%	04/07/2028		858	826,909
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	7.81%	07/20/2026		40	37,736
LendingTree, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.00%)	0.00%	09/15/2028		311	301,201
Stiphout Finance LLC, Incremental Term Loan (1 mo. EURIBOR+ 3.75%)	3.75%	10/26/2025	EUR	28	29,169
Tegra118 Wealth Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	5.46%	02/18/2027		180	176,373
					1,371,388

Food Products–1.09%
Arnott’s (Snacking Investments US LLC), Term Loan (e)	-	12/18/2026		33	32,240

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–(continued)
Biscuit Intl (Cookie Acq S.A.S., De Banketgroep Holding) (France)
First Lien Term Loan (6 mo. EURIBOR + 4.00%)	4.00%	02/15/2027	EUR	73	$ 64,104
Term Loan B (3 mo. EURIBOR + 4.00%)(f)	4.00%	02/14/2027	EUR	86	74,670
Florida Food Products LLC
First Lien Term Loan (1 mo. USD LIBOR + 5.00%)
(Acquired 10/08/2021-05/10/2022; Cost $1,080,534)(h)	6.06%	10/18/2028		$1,101	1,072,119
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)
(Acquired 10/08/2021-11/30/2021; Cost $212,083)(h)	9.06%	10/08/2029		218	212,092
Panzani/Pimente (France), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	12/02/2028	EUR	61	61,183
Sigma Bidco B.V. (Netherlands), Term Loan B-2(e)	-	07/02/2025		36	31,460
United Natural Foods, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.31%	10/22/2025		25	24,172
Valeo Foods (Jersey) Ltd. (United Kingdom)
First Lien Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	06/28/2028	EUR	195	195,910
First Lien Term Loan B (1 mo. SONIA + 5.00%)	6.63%	06/28/2028	GBP	152	179,022
					1,946,972

Food Service–0.40%
Euro Garages (Netherlands), Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	02/07/2025		33	31,618
US Foods, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	4.32%	11/22/2028		233	228,348
Weight Watchers International, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.56%	04/13/2028		540	454,125
					714,091

Forest Products–0.04%
Ahlstrom-Munksjoe (Finland), Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	02/04/2028		74	71,551

Health Care–4.99%
Acacium (United Kingdom), Term Loan (1 mo. SONIA + 5.00%)(f)	5.94%	05/19/2028	GBP	119	151,337
Ascend Learning LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.56%	12/11/2028		440	420,325
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	6.81%	12/10/2029		143	137,034
athenahealth, Inc.
Delayed Draw Term Loan B(d)	0.00%	02/15/2029		195	186,555
Term Loan B (1 mo. SOFR + 3.50%)	4.36%	01/26/2029		1,150	1,100,674
Cerba (Chrome Bidco) (France), Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	02/14/2029	EUR	84	87,669
Cheplapharm Arzneimittel GmbH (Germany), Term Loan B(e)	-	02/22/2029	EUR	106	110,133
Curium BidCo S.a.r.l. (Luxembourg), Term Loan (1 mo. USD LIBOR + 4.25%)(f)	5.26%	12/02/2027		17	16,513
Dermatology Intermediate Holdings III, Inc.
Delayed Draw Term Loan(d)(f)	0.00%	03/31/2029		17	16,462
Term Loan B (Term SOFR + 4.25%)(f)	4.99%	03/23/2029		90	88,070
embecta, Term Loan(e)	-	01/27/2029		2	2,201
Ethypharm (France), Term Loan B (1 mo. SONIA + 4.50%)	5.44%	04/17/2028	GBP	133	154,763
Explorer Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.56%	02/04/2027		383	370,417
Gainwell Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	5.01%	10/01/2027		569	557,850
Global Healthcare Exchange LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.26%	06/28/2024		287	279,288
Global Medical Response, Inc.
Term Loan (3 mo. USD LIBOR + 4.25%)	5.31%	03/14/2025		154	147,299
Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	10/02/2025		369	352,730
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.81%	10/25/2028		77	75,123
ICU Medical, Inc., Term Loan B (Term SOFR + 2.50%)	3.35%	12/15/2028		72	70,980
ImageFirst
Delayed Draw Term Loan(e)(f)	-	04/27/2028		36	34,715
Term Loan B (1 mo. USD LIBOR + 4.50%)	5.51%	04/27/2028		130	124,293
International SOS L.P., Term Loan B (1 mo. USD LIBOR + 3.75%)(f)	4.81%	09/07/2028		425	412,017
MedAssets Software Intermediate Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	12/18/2028		513	494,985
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.25%	12/17/2029		139	132,442
Nemera (Financiere N BidCo) (France), Incremental Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	01/22/2026	EUR	25	26,274
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	12/15/2027	EUR	44	46,199
Term Loan B-2 (3 mo. EURIBOR + 4.25%)	4.25%	12/15/2027	EUR	26	26,687

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Organon & Co., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.56%	06/02/2028		$581	$ 567,970
Ortho-Clinical Diagnostics, Inc., Term Loan(e)	-	06/30/2025		430	427,428
Recipharm (Roar BidCo), Term Loan B (3 mo. EURIBOR + 3.25%)	3.25%	02/17/2028	EUR	97	98,634
Revint Intermediate II LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.31%	10/15/2027		502	499,814
Sharp Midco LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(f)	5.01%	12/15/2028		73	70,870
Summit Behavioral Healthcare LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.75%)(f)	6.26%	11/24/2028		479	462,054
Sunshine Luxembourg VII S.a.r.l. (Switzerland), Term Loan (1 mo. USD LIBOR + 3.75%)	4.76%	10/01/2026		268	258,103
Unified Womens Healthcare L.P., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.31%	12/20/2027		326	313,885
Veonet (Germany), Term Loan B(e)	-	04/11/2029	EUR	74	78,000
Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	5.06%	08/27/2025		146	143,659
Waystar, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.06%	10/23/2026		112	109,641
Women’s Care Holdings, Inc. LLC, Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.49%	01/15/2029		80	76,971
WP CityMD Bidco LLC, First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	12/22/2028		195	188,851
					8,918,915

Home Furnishings–1.76%
Griffon Corp., Term Loan B (Term SOFR + 2.75%)	3.77%	01/19/2029		27	26,340
Hayward Industries, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	3.56%	05/30/2028		50	48,116
Hunter Douglas, Inc.
First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	02/09/2029	EUR	448	450,470
First Lien Term Loan (3 mo. SOFR + 3.50%)	4.84%	02/09/2029		708	642,779
Mattress Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.64%	09/25/2028		527	451,507
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023		349	345,572
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023		996	738,689
SIWF Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.93%	10/16/2028		342	297,577
VC GB Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.76%	07/01/2029		130	121,334
Webster-Stephen Products LLC, Term Loan B(e)	-	10/30/2027		28	25,592
					3,147,976

Industrial Equipment–2.56%
Alliance Laundry Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	10/08/2027		307	296,788
Apex Tool Group LLC, Term Loan B (Term SOFR + 5.25%)	6.15%	02/08/2029		278	251,518
CIRCOR International, Inc., Term Loan (1 mo. USD LIBOR + 5.50%)	6.46%	12/20/2028		252	240,930
Engineered Machinery Holdings, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.76%	05/19/2028		76	73,295
Second Lien Incremental Term Loan (1 mo. USD LIBOR + 6.00%)	7.01%	05/21/2029		43	42,536
Kantar (United Kingdom)
Term Loan B (1 mo. USD LIBOR + 5.00%)	5.52%	12/04/2026		179	173,279
Term Loan B-2(e)	-	12/04/2026		114	107,822
Madison IAQ LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	4.52%	06/21/2028		641	609,776
MKS Instruments, Inc., Term Loan B(e)	-	04/11/2029		13	13,077
MX Holdings US, Inc., Term Loan B-1-C (3 mo. USD LIBOR + 2.50%)	3.52%	07/31/2025		26	25,534
Platin2025 Holdings S.a r.l. (Germany), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	12/29/2028	EUR	298	307,313
Robertshaw US Holding Corp., First Lien Term Loan(e)	-	02/28/2025		108	89,283
S2P Acquisiton Borrower, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	4.81%	08/14/2026		349	337,499
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (1 mo. USD LIBOR + 3.50%)	4.02%	07/31/2027		1,784	1,723,044
Victory Buyer LLC
Second Lien Term Loan B (3 mo. USD LIBOR + 7.00%)(f)	7.93%	11/19/2029		60	59,380
Term Loan B (1 mo. USD LIBOR + 3.75%)(f)	4.68%	11/15/2028		232	220,691
					4,571,765

Insurance–3.10%
Acrisure LLC
Term Loan (1 mo. USD LIBOR + 3.50%)	4.56%	02/15/2027		824	789,218
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.81%	02/15/2027		249	240,979
Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	5.31%	02/15/2027		213	207,859

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Insurance–(continued)
Alliant Holdings Intermediate LLC
Term Loan(e)	-	05/09/2025		$990	$ 956,098
Term Loan (1 mo. USD LIBOR + 3.50%)	4.37%	11/06/2027		813	785,776
AmWINS Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.31%	02/19/2028		25	24,400
HUB International Ltd.
Incremental Term Loan B-3 (1 mo. USD LIBOR + 3.25%)	4.18%	04/25/2025		834	809,900
Term Loan (1 mo. USD LIBOR + 3.00%)	4.21%	04/25/2025		286	276,289
Sedgwick Claims Management Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	4.81%	09/03/2026		27	26,369
Term Loan (3 mo. USD LIBOR + 3.25%)	4.31%	12/31/2025		200	191,705
Sisaho international (France), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	07/22/2028	EUR	127	132,204
USI, Inc.
Term Loan (3 mo. USD LIBOR + 3.00%)	4.01%	05/16/2024		798	780,283
Term Loan (1 mo. USD LIBOR + 3.25%)	4.26%	12/02/2026		332	322,646
					5,543,726

Leisure Goods, Activities & Movies–3.94%
Alpha Topco Ltd. (United Kingdom), Term Loan B (3 mo. USD LIBOR + 2.50%)	3.56%	02/01/2024		421	417,474
AMC Entertainment, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	3.84%	04/22/2026		853	754,032
Carnival Corp.
Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	4.00%	10/18/2028		1,299	1,240,241
Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	06/30/2025		128	123,861
Crown Finance US, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 8.25%)	10.08%	05/23/2024		284	300,370
Revolver Loan (3 mo. USD LIBOR + 5.00%)	6.51%	05/23/2024		265	255,685
Term Loan (3 mo. EURIBOR + 2.63%)	2.63%	02/28/2025	EUR	80	59,379
Term Loan (1 mo. USD LIBOR + 2.50%)	4.00%	02/28/2025		919	653,728
Term Loan (1 mo. USD LIBOR + 2.75%)	4.25%	09/30/2026		472	323,053
Term Loan B-1 (3 mo. USD LIBOR + 7.00%)	7.00%	05/23/2024		892	1,019,358
Deluxe Entertainment Services Group, Inc., First Lien Term Loan (Acquired 10/04/2019-12/31/2021; Cost $104,522)(f)(h)(i)	0.00%	03/25/2024		109	0
Dorna Sports S.L. (Spain), Term Loan B(e)	-	02/03/2029	EUR	145	148,821
Eagle Midco Ltd. (United Kingdom), Term Loan (SONIA + 4.25%)	5.47%	03/20/2028	GBP	83	102,319
Fender Musical Instruments Corp., Term Loan B (Term SOFR + 4.00%)	4.89%	11/17/2028		185	176,320
Fitness International LLC, Term Loan B (3 mo. USD LIBOR + 3.25%)	4.26%	04/18/2025		130	116,855
Hornblower Holdings LLC, Term Loan (3 mo. USD LIBOR + 8.13%)	10.06%	11/25/2025		95	98,004
Invictus Media S.L.U. (Spain)
Term Loan B-1(i)	0.00%	06/26/2025	EUR	140	145,025
Term Loan B-2(i)	0.00%	06/26/2025	EUR	83	86,249
Parques Reunidos (Spain), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	09/16/2026	EUR	426	434,957
SeaWorld Parks & Entertainment, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	4.06%	08/25/2028		184	178,529
SRAM LLC, Term Loan B(e)	-	05/18/2028		50	48,312
Vue International Bidco PLC (United Kingdom), Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	07/03/2026	EUR	437	371,843
					7,054,415

Lodging & Casinos–3.85%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	5.62%	02/02/2026		394	375,117
Term Loan (1 mo. USD LIBOR + 3.75%)	4.81%	02/02/2026		327	303,971
B&B Hotels S.A.S. (France)
Term Loan B-3-A (3 mo. EURIBOR + 3.88%)	3.88%	07/31/2026	EUR	529	534,092
Term Loan B-4 (6 mo. EURIBOR + 5.50%)	5.50%	07/31/2026	EUR	143	150,170
Bally’s Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.05%	10/02/2028		597	574,044
Caesars Resort Collection LLC
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	4.56%	07/21/2025		295	291,712
Term Loan B (3 mo. USD LIBOR + 2.75%)	3.81%	12/23/2024		228	224,159
Everi Payments, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.56%	07/31/2028		874	852,902
Fertitta Entertainment LLC, Term Loan (Term SOFR + 4.00%)	5.03%	01/31/2029		49	46,792
GVC Finance LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	3.74%	03/16/2027		395	387,727
Hilton Grand Vacations Borrower LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	4.06%	08/02/2028		539	525,357

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Lodging & Casinos–(continued)
HotelBeds (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	09/12/2025	EUR	30	$ 28,423
Term Loan D (3 mo. EURIBOR + 5.50%)	5.50%	09/30/2027	EUR	1,206	1,170,368
Roompot (Netherlands), Term Loan B(e)	-	09/16/2028	EUR	95	99,318
Scientific Games International, Inc., Term Loan (Term SOFR + 3.00%)	3.88%	04/07/2029		$356	348,661
Scientific Games Lottery
Term Loan B(e)	-	01/31/2029	EUR	84	87,278
Term Loan B (3 mo. Term SOFR + 3.50%)	4.18%	04/04/2029		486	467,496
Tackle Group S.a.r.l. (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%+)	3.50%	05/22/2028	EUR	315	320,427
Wyndham Hotels & Resorts, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	2.81%	05/30/2025		93	91,661
					6,879,675

Nonferrous Metals & Minerals–1.26%
ACNR Holdings, Inc., PIK Term Loan, 3.00% PIK Rate, 14.00% Cash Rate (g)	3.00%	09/16/2025		893	918,106
American Rock Salt Co. LLC
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(f)	8.31%	06/11/2029		23	22,744
Term Loan B (1 mo. USD LIBOR + 4.00%)	5.06%	06/09/2028		93	87,659
AZZ, Inc., First Lien Term Loan (1 mo. SOFR + 4.25%)	5.38%	05/06/2029		475	460,532
Corialis Group Ltd. (United Kingdom), Term Loan B (1 mo. SONIA + 4.15%)	5.12%	05/24/2028	GBP	45	51,746
Form Technologies LLC
Term Loan (1 mo. USD LIBOR + 4.50%)	6.01%	07/19/2025		171	160,678
Term Loan (1 mo. USD LIBOR + 9.00%)(f)	10.51%	10/22/2025		164	156,168
Kissner Group, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	03/16/2027		418	394,003
					2,251,636

Oil & Gas–2.67%
Brazos Delaware II LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	4.97%	05/21/2025		637	622,487
Gulf Finance LLC, Term Loan (1 mo. USD LIBOR + 6.75%)	7.81%	08/25/2026		357	265,081
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%) (Acquired 03/18/2014-01/11/2017; Cost $1,066,852)(h)	7.00%	07/02/2023		935	881,323
McDermott International Ltd.
LOC(d)	0.00%	06/30/2024		342	284,810
LOC(e)(f)	-	06/30/2024		182	151,906
PIK Term Loan, 3.00% PIK Rate, 2.06% Cash Rate(g)	3.00%	06/30/2025		93	47,490
Term Loan (1 mo. USD LIBOR + 3.00%)	4.06%	06/30/2024		9	6,109
Petroleum GEO-Services ASA (Norway), Term Loan (1 mo. USD LIBOR + 7.50%)	8.51%	03/19/2024		717	665,176
QuarterNorth Energy, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 08/03/2021; Cost $1,131,592)(h)	9.06%	08/27/2026		1,151	1,157,339
Southcross Energy Partners L.P., Revolver Loan(d)(f)	0.00%	01/31/2025		271	271,166
TransMontaigne Partners LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	11/17/2028		429	416,657
					4,769,544

Publishing–3.20%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.93%	08/12/2028		206	201,369
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.75%	06/29/2026		812	776,916
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.74%	08/21/2026		1,258	1,153,872
Dotdash Meredith, Inc., Term Loan B (Term SOFR + 4.00%)	4.87%	12/01/2028		765	733,896
Harbor Purchaser, Inc.
Second Lien Term Loan (1 mo. SOFR + 8.50%)(f)	9.53%	03/31/2030		468	454,084
Term Loan B (Term SOFR + 5.25%)	6.38%	03/31/2029		876	812,184
McGraw-Hill Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.55%	07/30/2028		886	844,593
Micro Holding L.P.
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.56%	09/13/2024		27	26,445
Term Loan (1 mo. USD LIBOR + 3.75%)	4.81%	09/13/2024		734	711,205
					5,714,564

Radio & Television–1.77%
Diamond Sports Holdings LLC
First Lien Term Loan (Term SOFR + 8.00%)	9.00%	05/25/2026		353	356,719
Second Lien Term Loan (Term SOFR + 3.25%)	4.09%	08/24/2026		454	140,306

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Radio & Television–(continued)
E.W. Scripps Co. (The), Term Loan B (1 mo. USD LIBOR + 2.75%)	3.81%	01/07/2028		$743	$ 725,844
Gray Television, Inc., Term Loan D (1 mo. USD LIBOR + 3.00%)	3.80%	12/01/2028		404	394,259
iHeartCommunications, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	4.31%	05/01/2026		57	55,135
Term Loan (1 mo. USD LIBOR + 3.00%)	4.06%	05/01/2026		464	446,606
Sinclair Television Group, Inc.
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	3.56%	09/30/2026		853	810,603
Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	4.06%	04/01/2028		185	175,338
Term Loan B-4 (Term SOFR + 3.75%)	4.88%	04/20/2029		67	63,564
					3,168,374

Retailers (except Food & Drug)–2.41%
Bass Pro Group LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.75%)	4.81%	03/06/2028		971	924,986
Claire’s Stores, Inc., Term Loan (1 mo. USD LIBOR + 6.50%)	7.56%	12/18/2026		98	94,838
CNT Holdings I Corp. (1-800 Contacts)
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.34%	11/08/2027		488	475,823
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.59%	11/06/2028		127	123,998
Kirk Beauty One GmbH (Germany)
Term Loan B-1 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	29	27,748
Term Loan B-2 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	17	16,012
Term Loan B-3(e)	-	04/08/2026	EUR	28	27,069
Term Loan B-3 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	50	48,128
Term Loan B-4 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	51	48,933
Term Loan B-5 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	11	10,909
Petco Animal Supplies, Inc., First Lien Term loan (1 mo. USD LIBOR + 3.25%)	4.26%	03/02/2028		494	471,892
PetSmart, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	02/11/2028		1,153	1,087,212
Rent-A-Center, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.31%	02/17/2028		244	229,451
Restoration Hardware, Inc.
Term Loan B (1 mo. USD LIBOR + 2.50%)	3.56%	10/20/2028		239	220,318
Term Loan B (1 mo. SOFR + 3.25%)	4.13%	10/20/2028		133	124,772
Savers, Inc., Term Loan B (1 mo. USD LIBOR + 5.50%)	6.51%	04/21/2028		388	376,128
					4,308,217

Surface Transport–1.97%
American Trailer World Corp., First Lien Term Loan (Term SOFR + 3.75%)	4.63%	03/03/2028		626	565,043
ASP LS Acquisition Corp., Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	05/07/2028		159	151,534
Carriage Purchaser, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.31%	09/30/2028		328	310,982
First Student Bidco, Inc.
Term Loan B (1 mo. USD LIBOR + 3.00%)	3.98%	07/21/2028		520	490,465
Term Loan C (1 mo. USD LIBOR + 3.00%)	3.98%	07/21/2028		192	181,498
Hertz Corp. (The)
Term Loan B (1 mo. USD LIBOR + 3.25%)	4.31%	06/30/2028		98	94,587
Term Loan C (1 mo. USD LIBOR + 3.25%)	4.31%	06/30/2028		18	17,937
Hurtigruten (Explorer II AS) (Norway), Term Loan B (3 mo. EURIBOR + 3.50%)	4.00%	02/24/2025	EUR	691	627,744
Novae LLC
Delayed Draw Term Loan (Term SOFR + 5.00%)	2.50%	12/22/2028		61	59,860
Delayed Draw Term Loan(d)	0.00%	12/22/2028		1	605
Term Loan B (Term SOFR + 5.00%)	5.80%	12/22/2028		218	211,627
Odyssey Logistics & Technology Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.24%	10/12/2024		42	41,419
PODS LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	4.06%	04/01/2028		681	654,897
STG - XPOI Opportunity, Term Loan B (Term SOFR + 6.00%)	6.75%	04/30/2028		120	117,978
					3,526,176

Telecommunications–5.61%
Avaya, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.12%	12/15/2027		947	719,303
Term Loan B-2 (1 mo. USD LIBOR + 4.00%)	4.87%	12/15/2027		471	358,484
Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	4.12%	11/30/2027		187	181,122
CCI Buyer, Inc., Term Loan (Term SOFR + 3.75%)	4.75%	12/13/2027		1,190	1,145,339
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.31%	03/15/2027		12	11,268

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Telecommunications–(continued)
Colorado Buyer, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	05/01/2024		$142	$ 137,972
Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024		140	135,564
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.55%	04/27/2027		312	304,403
Eagle Broadband Investments LLC (Mega Broadband), Term Loan (1 mo. USD LIBOR + 3.00%)	4.06%	11/12/2027		86	83,236
II-VI, Inc., Term Loan B(e)	-	12/15/2028		490	479,511
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	4.56%	12/11/2026		469	451,180
Intelsat Jackson Holdings S.A. (Luxembourg), Term Loan B(e)	-	01/27/2029		1,570	1,485,339
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	2.81%	03/01/2027		196	188,306
MLN US HoldCo LLC, First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	5.30%	11/30/2025		825	691,772
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.31%	09/25/2026		660	641,797
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	3.81%	12/07/2026		750	545,237
ViaSat, Inc., First Lien Term Loan B (1 mo. SOFR + 4.50%)	5.65%	02/23/2029		217	210,777
Voyage Digital (NC) Ltd., Term Loan B(e)(f)	-	03/03/2029		290	286,249
Windstream Services LLC, Term Loan B (1 mo. USD LIBOR + 6.25%)	7.31%	09/21/2027		1,098	1,040,383
Zayo Group LLC
Incremental Term Loan(e)	-	03/09/2027		450	432,537
Term Loan (1 mo. USD LIBOR + 3.00%)	4.06%	03/09/2027		532	499,169
					10,028,948

Utilities–2.07%
AI Alpine US Bidco, Inc., Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/31/2025	EUR	102	106,160
APLP Holdings L.P. (Canada), Term Loan B (1 mo. USD LIBOR + 3.75%)	4.76%	05/14/2027		217	212,640
Brookfield WEC Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.81%	08/01/2025		138	131,954
Calpine Corp., Term Loan (1 mo. USD LIBOR + 2.50%)	3.56%	12/16/2027		23	22,386
Centuri Group, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.07%	08/27/2028		7	6,539
Covanta Holding Corp.
Term Loan B (1 mo. USD LIBOR + 2.50%)	3.56%	11/30/2028		191	186,775
Term Loan C (1 mo. USD LIBOR + 2.50%)	3.56%	11/30/2028		14	13,991
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.76%	10/02/2025		794	570,090
Frontera Generation Holdings LLC
First Lien Term Loan (Prime Rate + 13.00%)	14.01%	07/28/2026		245	241,314
Second Lien Term Loan (Prime Rate + 1.50%)	2.51%	07/28/2028		238	74,309
Generation Bridge LLC
Term Loan B (1 mo. USD LIBOR + 5.00%)	6.01%	12/01/2028		241	238,909
Term Loan C (1 mo. USD LIBOR + 5.00%)	6.01%	12/01/2028		5	4,990
Granite Acquisition, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.76%	03/24/2028		138	134,903
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	11/09/2026		48	44,434
Heritage Power LLC, Term Loan (1 mo. USD LIBOR + 6.00%)	7.24%	07/30/2026		388	173,271
Lightstone Holdco LLC
Term Loan B (3 mo. SOFR + 5.75%)	4.99%	01/30/2024		499	459,811
Term Loan C (3 mo. SOFR + 5.75%)	5.20%	01/30/2024		28	26,306
Nautilus Power LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.31%	05/16/2024		145	119,505
Osmose Utilities Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.31%	06/23/2028		546	512,135
PowerTeam Services LLC
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.26%	03/06/2025		75	58,520
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	4.51%	03/06/2025		191	152,604
USIC Holding, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.56%	05/07/2029		69	66,507
Term Loan B (1 mo. USD LIBOR + 3.50%)	4.56%	05/12/2028		155	149,878
					3,707,931
Total Variable Rate Senior Loan Interests (Cost $160,517,539)					151,706,579

			Shares
Common Stocks & Other Equity Interests–4.19%(j)
Business Equipment & Services–0.10%
Checkout Holding Corp.				19,788	6,926
iQor US, Inc., Term Loan				23,470	170,157
					177,083

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

			Shares	Value
Containers & Glass Products–0.28%
Libbey Glass, Inc. (Acquired 11/13/2020-01/13/2022; Cost $131,533)(h)			29,054	$ 501,181

Electronics & Electrical–0.03%
Fusion Connect, Inc.(f)			10	0
Fusion Connect, Inc., Wts., expiring 01/14/2040(f)			90,368	904
Internap Corp.(f)			218,015	43,603
Riverbed Technology, Inc. (Acquired 12/06/2021; Cost $77,151)(h)			4,606	13,051
Sungard Availability Services Capital, Inc.			3,420	1,395
				58,953

Industrial Equipment–0.31%
North American Lifting Holdings, Inc.			38,021	557,635

Leisure Goods, Activities & Movies–0.00%
Crown Finance US, Inc., Wts., expiring 11/23/2025 (Acquired 12/09/2020; Cost $0)(h)			35,578	7,173

Oil & Gas–3.38%
Aquadrill LLC			18,771	771,178
HGIM Corp. (Acquired 04/18/2016-12/08/2016; Cost $450,897)(h)			6,360	54,060
Larchmont Resources LLC(f)			137	13,630
McDermott International Ltd.(k)			10,202	6,427
McDermott International Ltd.(f)			119,743	71,666
QuarterNorth Energy, Inc. (Acquired 08/27/2021-10/29/2021; Cost $1,283,381)(h)			31,622	4,110,860
Sabine Oil & Gas Holdings, Inc.(f)(k)			1,419	965
Southcross Energy Partners L.P. (Acquired 04/26/2016-10/29/2020; Cost $2,491,123)(h)			251,018	7,531
Tribune Resources, Inc.			606,015	999,925
Tribune Resources, Inc., Wts., expiring 04/03/2023(f)			156,901	3,923
				6,040,165

Radio & Television–0.02%
iHeartMedia, Inc., Class A(k)			2,352	27,754

Surface Transport–0.07%
Commercial Barge Line Co. (Acquired 01/31/2020-02/06/2020; Cost $104,219)(h)			2,003	43,065
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030			62,664	19,909
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045			45,376	19,222
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 01/31/2020-02/06/2020; Cost $109,549)(h)			2,105	45,257
				127,453

Utilities–0.00%
Frontera Generation Holdings LLC			17,409	5,440
Total Common Stocks & Other Equity Interests (Cost $12,936,452)				7,502,837

	Interest Rate	Maturity Date	Principal Amount (000)(a)
U.S. Dollar Denominated Bonds & Notes–3.99%
Aerospace & Defense–0.10%
Castlelake Aviation Finance DAC (l)	5.00%	04/15/2027	$200	172,673

Building & Development–0.55%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (Acquired 09/22/2021-12/15/2021; Cost $432,177)(h)(l)	4.50%	04/01/2027	435	406,720
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (Acquired 10/13/2020-11/19/2020; Cost $523,234)(h)(l)	5.75%	05/15/2026	588	578,748
				985,468

Business Equipment & Services–0.21%
Advantage Sales & Marketing, Inc. (l)	6.50%	11/15/2028	431	384,631

Cable & Satellite Television–0.90%
Altice Financing S.A. (Luxembourg) (Acquired 03/02/2020-10/01/2021; Cost $1,174,442)(h)(l)	5.00%	01/15/2028	1,181	1,072,112

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cable & Satellite Television–(continued)
Altice France S.A. (France)(l)	5.50%	10/15/2029		$279	$242,551
Virgin Media Secured Finance PLC (United Kingdom)(l)	4.50%	08/15/2030		316	286,312
					1,600,975

Chemicals & Plastics–0.19%
EverArc Escrow S.a.r.l. (l)	5.00%	10/30/2029		385	335,780

Containers & Glass Products–0.04%
LABL, Inc. (l)	5.88%	11/01/2028		74	67,849

Electronics & Electrical–0.08%
Energizer Holdings, Inc. (l)	4.38%	03/31/2029		167	141,533

Food Service–0.07%
WW International, Inc. (l)	4.50%	04/15/2029		167	118,468

Health Care–0.05%
Global Medical Response, Inc. (l)	6.50%	10/01/2025		95	91,379

Industrial Equipment–0.11%
F-Brasile S.p.A./F-Brasile US LLC, Series XR (Italy) (l)	7.38%	08/15/2026		250	201,721

Leisure Goods, Activities & Movies–0.35%
AMC Entertainment Holdings, Inc. (l)	7.50%	02/15/2029		687	630,322

Nonferrous Metals & Minerals–0.15%
SCIH Salt Holdings, Inc. (l)	4.88%	05/01/2028		279	259,676

Publishing–0.39%
McGraw-Hill Education, Inc. (l)	5.75%	08/01/2028		771	704,463

Radio & Television–0.06%
Diamond Sports Group LLC/Diamond Sports Finance Co. (l)	5.38%	08/15/2026		335	111,125

Telecommunications–0.16%
Windstream Escrow LLC/Windstream Escrow Finance Corp. (l)	7.75%	08/15/2028		319	294,356

Utilities–0.58%
Artera Services LLC (l)	9.03%	12/04/2025		349	276,322
Calpine Corp.(l)	4.50%	02/15/2028		795	760,986
					1,037,308
Total U.S. Dollar Denominated Bonds & Notes (Cost $8,027,447)					7,137,727

Non-U.S. Dollar Denominated Bonds & Notes–1.85%(m)
Automotive–0.22%
Cabonline Group Holding AB (Sweden) (3 mo. STIBOR + 9.50%)(l)(n)	9.57%	04/19/2026	SEK	3,750	387,827

Building & Development–0.06%
APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(l)(n)	5.00%	01/15/2027	EUR	104	108,375

Business Equipment & Services–0.15%
Paganini Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(l)(n)	4.25%	10/30/2028	EUR	252	259,206

Cable & Satellite Television–0.07%
Altice France Holding S.A. (Luxembourg) (Acquired 02/02/2021; Cost $172,906)(h)	4.00%	02/15/2028	EUR	148	126,423

Chemicals & Plastics–0.09%
Herens Midco S.a.r.l. (Luxembourg)(l)	5.25%	05/15/2029	EUR	203	166,992

Electronics & Electrical–0.13%
Castor S.p.A. (Italy) (3 mo. EURIBOR + 5.25%)(l)(n)	5.25%	02/15/2029	EUR	224	233,957

Financial Intermediaries–0.35%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(l)(n)	5.00%	08/01/2024	EUR	356	353,038

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Financial Intermediaries–(continued)
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(l)(n)	4.63%	11/15/2027	EUR	267	$277,322

					630,360

Home Furnishings–0.31%
Ideal Standard International S.A. (Belgium)(l)	6.38%	07/30/2026	EUR	122	91,747

Very Group Funding PLC (The) (United Kingdom)(l)	6.50%	08/01/2026	GBP	426	453,544

					545,291

Lodging & Casinos–0.15%
TVL Finance PLC (United Kingdom) (SONIA + 5.38%)(l)(n)	6.25%	07/15/2025	GBP	229	270,095

Retailers (except Food & Drug)–0.19%
Douglas GmbH (Germany)(l)	6.00%	04/08/2026	EUR	282	258,197

Kirk Beauty SUN GmbH (Germany)(l)	8.25%	10/01/2026	EUR	120	89,839

					348,036

Surface Transport–0.13%
Zenith Finco PLC (United Kingdom)(l)	6.50%	06/30/2027	GBP	217	231,058

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $3,973,459)					3,307,620

			Shares
Preferred Stocks–1.59%(j)
Electronics & Electrical–0.06%
Riverbed Technology, Inc., Pfd. (Acquired 12/06/2021; Cost $0)(h)				9,494	84,022

Riverbed Technology, Inc., Pfd.				1,997	17,674

					101,696

Nonferrous Metals & Minerals–1.00%
ACNR Holdings, Inc., Pfd.				4,010	1,784,450

Oil & Gas–0.08%
McDermott International Ltd., Pfd.(f)				102,742	66,782

Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-10/31/2019; Cost $999,531)(f)(h)				999,705	74,978

					141,760

Surface Transport–0.45%
Commercial Barge Line Co., Series A, Pfd. (Acquired 01/31/2020-02/06/2020; Cost $232,695)(h)				7,452	186,300

Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 01/31/2020-02/06/2020; Cost $244,588)(h)				7,833	195,825

Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $192,008)(h)				8,078	254,457

Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $134,829)(h)				5,672	178,668

					815,250

Total Preferred Stocks (Cost $1,923,710)					2,843,156

Money Market Funds–4.07%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(o)(p)				4,363,229	4,363,229

Invesco Treasury Portfolio, Institutional Class, 0.54%(o)(p)				2,908,820	2,908,820

Total Money Market Funds (Cost $7,272,049)					7,272,049

TOTAL INVESTMENTS IN SECURITIES–100.54% (Cost $194,650,656)					179,769,968

OTHER ASSETS LESS LIABILITIES–(0.54)%					(973,384)

NET ASSETS–100.00%					$178,796,584

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

Investment Abbreviations:

EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
GBP	- British Pound Sterling
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
Pfd.	- Preferred
PIK	- Pay-in-Kind
SEK	- Swedish Krona
SOFR	- Secured Overnight Financing Rate
SONIA	- Sterling Overnight Index Average
STIBOR	- Stockholm Interbank Offered Rate
USD	- U.S. Dollar
Wts.	- Warrants

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(e)	This variable rate interest will settle after May 31, 2022, at which time the interest rate will be determined.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Restricted security. The aggregate value of these securities at May 31, 2022 was $12,554,744, which represented 7.02% of the Fund’s Net Assets.
(i)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2022 was $231,274, which represented less than 1% of the Fund’s Net Assets.

(j)	Securities acquired through the restructuring of senior loans.
(k)	Non-income producing security.
(l)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $10,318,924, which represented 5.77% of the Fund’s Net Assets.

(m)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(n)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2022.
(o)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,959,838	$40,232,220	$(38,828,829)	$-	$-	$4,363,229	$1,342
Invesco Treasury Portfolio, Institutional Class	1,973,225	26,821,481	(25,885,886)	-	-	2,908,820	1,539
Total	$4,933,063	$67,053,701	$(64,714,715)	$-	$-	$7,272,049	$2,881

(p)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.

Open Forward Foreign Currency Contracts
Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
Currency Risk
06/30/2022	Barclays Bank PLC	EUR	3,757,269	USD	4,091,628	$52,343
06/30/2022	Barclays Bank PLC	USD	17,924	GBP	14,559	424
06/30/2022	BNP Paribas S.A.	NOK	977	USD	112	7
06/30/2022	BNP Paribas S.A.	SEK	391	USD	41	1
06/30/2022	Canadian Imperial Bank of Commerce	USD	4,008,473	EUR	3,804,257	81,327
06/30/2022	Goldman Sachs International	EUR	39,917	USD	43,480	566
06/30/2022	Goldman Sachs International	USD	133,254	EUR	126,272	2,496
06/30/2022	Morgan Stanley & Co. International PLC	EUR	3,757,325	USD	4,082,597	43,252
06/30/2022	Morgan Stanley & Co. International PLC	GBP	1,261,368	USD	1,641,902	52,274

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

Open Forward Foreign Currency Contracts–(continued)
		Contract to				Unrealized
Settlement Date	Counterparty	Deliver		Receive		Appreciation (Depreciation)
06/30/2022	Morgan Stanley & Co. International PLC	SEK	3,777,469	USD	399,977	$12,833
06/30/2022	Morgan Stanley & Co. International PLC	USD	1,079,356	GBP	876,085	24,722
07/29/2022	Morgan Stanley & Co. International PLC	USD	122,362	EUR	113,889	274
06/30/2022	Royal Bank of Canada	USD	101	NOK	977	4
06/30/2022	Royal Bank of Canada	USD	376,012	SEK	3,777,859	11,173
07/29/2022	Royal Bank of Canada	USD	44,473	GBP	35,640	453
06/30/2022	State Street Bank & Trust Co.	GBP	661,368	USD	861,725	28,242
06/30/2022	State Street Bank & Trust Co.	USD	3,888,317	EUR	3,690,681	79,382
06/30/2022	State Street Bank & Trust Co.	USD	1,045,412	GBP	848,666	24,113
06/30/2022	Toronto Dominion Bank (The)	EUR	3,757,325	USD	4,081,718	42,372
06/30/2022	Toronto Dominion Bank (The)	GBP	665,241	USD	866,915	28,550
06/30/2022	Toronto Dominion Bank (The)	USD	3,896,489	EUR	3,690,626	71,151
06/30/2022	Toronto Dominion Bank (The)	USD	1,045,856	GBP	848,666	23,668
Subtotal-Appreciation						579,627

Currency Risk
07/29/2022	Canadian Imperial Bank of Commerce	EUR	3,666,432	USD	3,869,197	(78,809)
07/29/2022	Morgan Stanley & Co. International PLC	GBP	850,991	USD	1,048,722	(23,993)
07/29/2022	Royal Bank of Canada	NOK	977	USD	101	(4)
07/29/2022	Royal Bank of Canada	SEK	3,788,761	USD	377,440	(11,205)
07/29/2022	State Street Bank & Trust Co.	EUR	3,666,432	USD	3,869,387	(78,618)
07/29/2022	State Street Bank & Trust Co.	GBP	851,003	USD	1,048,573	(24,159)
07/29/2022	Toronto Dominion Bank (The)	EUR	3,666,377	USD	3,877,513	(70,433)
07/29/2022	Toronto Dominion Bank (The)	GBP	851,003	USD	1,049,002	(23,730)
Subtotal-Depreciation						(310,951)
Total Forward Foreign Currency Contracts						$268,676

Abbreviations:
EUR	- Euro
GBP	- British Pound Sterling
NOK	- Norwegian Krone
SEK	- Swedish Krona
USD	- U.S. Dollar

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities

Variable Rate Senior Loan Interests	$-	$143,633,839	$8,072,740	$151,706,579

Common Stocks & Other Equity Interests	34,181	7,333,965	134,691	7,502,837

U.S. Dollar Denominated Bonds & Notes	-	7,137,727	-	7,137,727

Non-U.S. Dollar Denominated Bonds & Notes	-	3,307,620	-	3,307,620

Preferred Stocks	-	2,701,396	141,760	2,843,156

Money Market Funds	7,272,049	-	-	7,272,049

Total Investments in Securities	7,306,230	164,114,547	8,349,191	179,769,968

Other Investments - Assets*

Forward Foreign Currency Contracts	-	579,627	-	579,627

Other Investments - Liabilities*

Forward Foreign Currency Contracts	-	(310,951)	-	(310,951)

Total Other Investments	-	268,676	-	268,676

Total Investments	$7,306,230	$164,383,223	$8,349,191	$180,038,644

*	Forward foreign currency contracts are valued at unrealized appreciation.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended May 31, 2022:

	Value 08/31/21	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 05/31/22
Variable Rate Senior Loan Interests	$5,094,233	$5,991,319	$(3,230,755)	$(24,308)	$27,592	$(278,501)	$2,355,456	$(1,862,296)	$8,072,740
Non-U.S. Dollar Denominated Bonds & Notes	5,934	-	(51,593)	-	-	45,659	-	-	-
Preferred Stocks	1,135,916	-	(675,227)	-	675,227	(994,156)	-	-	141,760
Common Stocks & Other Equity Interests	830,944	59,871	(82,983)	-	82,976	(156,383)	-	(599,734)	134,691
Investments Matured	84,877	-	(102,881)	66	169	17,769	-	-	-
Total	$7,151,904	$6,051,190	$(4,143,439)	$(24,242)	$785,964	$(1,365,612)	$2,355,456	$(2,462,030)	$8,349,191

*Transfers into and out of level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

Invesco Master Loan Fund